Filed with the Securities and Exchange Commission on August 28 , 2023

1933 Act Registration File No. 333-182417

1940 Act File No. 811-22718

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]

[   ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No. 3 70

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]

[X] Amendment No. 37 3

(Check appropriate box or boxes.)

TWO ROADS SHARED TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:

402-895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE  19801

(Name and. Address of Agent for Service)

Copy to:

Stacy H. Louizos Blank Rome LLP 1271 Avenue of the Americas New York, NY 10020	Timothy J. Burdick Ultimus Fund Solutions, LLC 80 Arkay Drive, Suite 110 Hauppauge, NY 11788

It is proposed that this filing will become effective (check appropriate box)

[   ]   immediately upon filing pursuant to paragraph (b)

[X] on August 30 , 2023 pursuant to paragraph (b)

[   ]   60 days after filing pursuant to paragraph (a)

[   ]   on (date) pursuant to paragraph (a)

[   ]   75 days after filing pursuant to paragraph (a)(2)

[   ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box: [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 358 (“PEA 358”) to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 361 under the Investment Company Act of 1940, as amended (the “1940 Act”), was filed by the Registrant pursuant to Rule 485(a)(2) on April 28, 2023 via EDGAR (Accession No. 0001580642-23-002332) with respect to the Foundations Dynamic Core ETF, Foundations Dynamic Growth ETF, Foundations Dynamic Income ETF, and Foundations Dynamic Value ETF and was scheduled to become automatically effective on July 12, 2023.

Post-Effective Amendment No. 360 under the 1933 Act and Amendment No. 363 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) via EDGAR (Accession No. 0001580642-23-003588) for the purpose of designating July 19, 2023, as the new effective date of PEA 358.

Post-Effective Amendment No. 361 under the 1933 Act and Amendment No. 364 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) via EDGAR (Accession No. 0001580642-23-003712) for the purpose of designating July 25, 2023 as the new effective date of PEA 358.

Post-Effective Amendment No. 362 under the 1933 Act and Amendment No. 365 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) via EDGAR (Accession No. 0001580642-23-003766) for the purpose of designating July 28, 2023 as the new effective date of PEA 358.

Post-Effective Amendment No. 363 under the 1933 Act and Amendment No. 366 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) via EDGAR (Accession No. 0001580642-23-003821) for the purpose of designating August 2, 2023 as the new effective date of PEA 358.

Post-Effective Amendment No. 364 under the 1933 Act and Amendment No. 367 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) via EDGAR (Accession No. 0001580642-23-003893) for the purpose of designating August 9, 2023 as the new effective date of PEA 358.

Post-Effective Amendment No. 365 under the 1933 Act and Amendment No. 368 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) via EDGAR (Accession No. 0001580642-23-004105) for the purpose of designating August 16, 2023 as the new effective date of PEA 358.

Post-Effective Amendment No. 366 under the 1933 Act and Amendment No. 369 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) via EDGAR (Accession No. 0001580642-23-004256) for the purpose of designating August 23, 2023 as the new effective date of PEA 358.

Post-Effective Amendment No. 367 under the 1933 Act and Amendment No. 370 under the 1940 Act was filed pursuant to Rule 485(b)(1)(iii) via EDGAR (Accession No. 0001580642-23-004357) for the purpose of designating August 29, 2023 as the new effective date of PEA 358.

This Post-Effective Amendment No. 3 70 under the 1933 Act and Amendment No. 373 under the 1940 Act is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating August 30 , 2023 as the new effective date of PEA 358. This Post-Effective Amendment No. 3 70 incorporates by reference the information contained in Parts A, B and C of PEA 358.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 370 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge, State of New York, on the 28th day of August, 2023.

Two Roads Shared Trust

By:

James Colantino*

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mark D. Gersten*	_________________________ Trustee & Chairman	August 28 , 2023
Mark Garbin*	_________________________ Trustee	August 28 , 2023
Neil M. Kaufman*	_________________________ Trustee	August 28 , 2023
Anita K. Krug*	_________________________ Trustee	August 28 , 2023
James Colantino*	_________________________ President and Principal Executive Officer	August 28 , 2023
Laura Szalyga*	_________________________ Treasurer and Principal Financial Officer	August 28 , 2023

*By: /s/ Timothy Burdick

Timothy Burdick

Attorney in fact

* Pursuant to Powers of Attorney previously filed.